LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2024
LOANS RECEIVABLE
LOANS RECEIVABLE

7.           LOANS RECEIVABLE

Beginning in August 2014, the Company initially provided secured and unsecured loans to new home and secondary home buyers. Loans made to these individuals consist of loans secured by pledged properties for consumption and property renovations use, as well as unsecured loans.

Secured loans

As of December 31, 2024, the duration of secured loans ranged from 3 to 36 months, and had interest rates ranging from 7.8% to 14.4% per annum. As of December 31, 2023 and 2024, the total outstanding balance is US$28,957 and US$21,253, respectively.

Unsecured loans

As of December 31, 2024, the duration of unsecured loans ranged from 0.5 to 36 months, and had interest rates ranging from 5.0% to 18.0% per annum. The unsecured loans with maturities of less than one month primarily represent short - term bridge loans provided to individual borrowers, typically to address temporary liquidity needs. As of December 31, 2023 and 2024, the total outstanding balance was US$14,389 and US$27,749, respectively.

A summary of the Company’s loans receivables is presented as follows:

	As of December 31,
	2023	2024
	US$	US$
Total personal loans	43,346	49,002
Allowance for credit losses	(10,973)	(11,473)
Loans receivable, net	32,373	37,529

7.           LOANS RECEIVABLE (continued)

The activities in the provision/reversal for credit losses for the years ended December 31, 2022, 2023 and 2024, respectively, consisted of the following:

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Beginning balance	11,180	11,263	10,973
Provision (reversal)	1,029	(103)	668
Foreign currency translation adjustments	(946)	(187)	(168)
Ending balance	11,263	10,973	11,473

Delinquency:

The Company evaluates expected credit losses of loans receivables on a collective basis based on the past due days, the Company separates the contracts into 6 groups including current, 1-90 days past due, 91-180 days past due, 181-360 days past due, 361-720 days and over 720 days past due. The delinquency rate was 34.3% and 33.4% as at December 31, 2023 and 2024, respectively.

Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio.

Loans receivable portfolio based on credit quality indicator were as follows:

	As of December 31,
	2023	2024
	US$	US$
Current	28,474	32,615
1 - 90 days past due	4,148	5,704
91 - 180 days past due	212	—
181 - 360 days past due	785	223
361 - 720 days past due	1,397	651
Over 720 days past due	8,330	9,809
	43,346	49,002